Share Based Payments, Expense Recognised in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share Based Payments [Abstract]
Number of each option to be converted into ordinary share (in shares)	1
Share based payment expense	$ 3.7	$ 1.7	$ 0.2
Reversal of unvested awards			$ 0.2